CONVERTIBLE SUBORDINATED NOTES	12 Months Ended
Dec. 31, 2011
CONVERTIBLE SUBORDINATED NOTES [Abstract]
CONVERTIBLE SUBORDINATED NOTES
NOTE 4 - CONVERTIBLE SUBORDINATED NOTES

a.
On March 27, 2007, Orckit issued approximately $25.0 million principal amount of Series A convertible subordinated notes (the "Series A Notes") in a private placement. The Series A Notes were issued at their par value of NIS 107 million. The Series A Notes are due in 2017, linked to the Israeli consumer price index ("CPI") and pay interest, in NIS, semi-annually at the rate per annum of 6%, linked to the Israeli CPI. Holders of the Series A Notes had the right to request repayment of the principal amount in March 2012 and the Company presented the Notes balance as part of current liabilities in the consolidated balance sheet as of December 31, 2011. The Series A Notes are convertible at the election of the holders, at any time, into ordinary shares of Orckit at the initial conversion price of NIS 63 (equivalent to $15.00 per share on issuance date), subject to adjustment for customary events. Orckit has the right to force conversion of the Series A Notes at the conversion price if the market price of its ordinary shares exceeds $30.00 per share on 20 trading days within any consecutive 30 trading day period, subject to adjustment for customary events. Orckit listed the Notes on the Tel Aviv Stock Exchange. Based on the conversion price of NIS 63 per share applicable at December 31, 2011, taking into account the buy back of a portion the Series A Notes, see below, the Series A Notes were convertible into 1,285,640 ordinary shares of the Company at December 31, 2011.

Since the conversion price of the Notes is denominated in NIS, and the Company's functional currency is the U.S. dollar, this conversion option is deemed to be an embedded derivative that should be measured and accounted for separately. Accordingly, the conversion option is marked to market each reporting period with the difference recorded as financial income or expense.

The Company measured the fair value of the conversion feature on the issuance date at approximately $4.8 million. Since approximately $25 million was raised, the remaining $20 million was allocated to the Series A Notes, thereby creating a discount and increasing the effective interest rate. The discount is amortized over the period from issuance date to March 2012, the earliest possible repayment date. The amortized balance of the discount at December 31, 2011 was $300,000 (December 31, 2010 - $1.1 million). The amortized balance of the discount at December 31, 2010 and 2011 is net of a relative portion of the amount allocated to a portion of the Series A convertible notes that was repurchased in previous years.

At December 31, 2010 and December 31, 2011 the fair value of the conversion feature was $1 thousand and $0, respectively.

The fair value of the Notes at December 31, 2011, as traded on the Tel Aviv Stock Exchange, net of a relative portion of the amount allocated to a portion of the Series A convertible notes that was repurchased in previous years, was approximately $17.9 million (December 31, 2010 - $22.9 million).

b.
In June 2011, Orckit issued approximately $9.0 million principal amount of Series B convertible subordinated notes (the "Series B Notes") in a public offering in Israel. The Notes were issued at a price of NIS 940 per unit (each unit comprised of NIS 1,000 principal amount of Series B Notes). The Series B notes are due in 2017, bear interest at the rate of 8% per year, are not linked to the Israeli CPI and are convertible into the Company's ordinary shares at the election of the holder thereof at the price of NIS 10.00 per share (approximately $2.95 based on the U.S. Dollar/NIS exchange rate on issuance date), subject to adjustment for customary events. The gross proceeds of the offering were approximately $8.5 million and the net proceeds of the offering were approximately $8.0 million.

The issuance included the sale to the Company's two founders, who are executive officers and directors of the Company, of NIS 7,277,000 principal amount of the Series B notes (approximately $2.2 million based on the exchange rate at that time). The purchases by the Company's two founders were made on the same terms as all other individual investors and institutional investors, respectively, in the public offering in Israel.

Orckit listed the Series B Notes on the Tel Aviv Stock Exchange. Based on the conversio price of NIS 10.0 per share applicable at December 31, 2011, the Notes were convertible into 3,077,900 ordinary shares of the Company at December 31, 2011.

The Company records the Series B Notes on its consolidated balance sheet at their fair value, $4.7 million as of December 31, 2011, as traded on the Tel Aviv Stock Exchange (see also Note 8d). Of this amount, accrued interest in the amount of approximately $320,000, is included in accrued expenses on the consolidated balance sheet.